Fees Summary	Sep. 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,735,000
Previously Paid Amount	0.00
Total Fee Amount	265.63
Total Offset Amount	0.00
Net Fee	265.63
Narrative - Max Aggregate Offering Price	$ 1,735,000
Final Prospectus	true